Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income	Statutory reserve	Retained earnings	Equity attributable to China Techfaith Wireless Communication Technology Limited Shareholders	Noncontrolling Interests
Beginning balance (in shares) at Dec. 31, 2014		794,003,193
Beginning Balance at Dec. 31, 2014	$ 328,244	$ 16	$ 144,836	$ 48,068	$ 23,755	$ 76,953	$ 293,628	$ 34,616
Foreign currency translation adjustments	(13,695)			(12,490)			(12,490)	(1,205)
Net (loss) income	(13,097)					(12,805)	(12,805)	(292)
Provision for statutory reserve					(1,497)	1,497
Capital withdrawn by a noncontrolling shareholder	(8,120)							(8,120)
Ending Balance (in shares) at Dec. 31, 2015		794,003,193
Ending Balance at Dec. 31, 2015	293,332	$ 16	144,836	35,578	22,258	65,645	268,333	24,999
Foreign currency translation adjustments	(21,134)			(19,419)			(19,419)	(1,715)
Net (loss) income	10,159					10,132	10,132	27
Ending Balance (in shares) at Dec. 31, 2016		794,003,193
Ending Balance at Dec. 31, 2016	282,357	$ 16	144,836	16,159	22,258	75,777	259,046	23,311
Foreign currency translation adjustments	11,914			10,344			10,344	1,570
Net (loss) income	(10,218)					(9,332)	(9,332)	(886)
Sale of a subsidiary	4,617			4,617	(691)	691	4,617
Ending Balance (in shares) at Dec. 31, 2017		794,003,193
Ending Balance at Dec. 31, 2017	$ 288,670	$ 16	$ 144,836	$ 31,120	$ 21,567	$ 67,136	$ 264,675	$ 23,995